SUPPLEMENT DATED NOVEMBER 18, 2024

TO THE PROSPECTUS DATED APRIL 29, 2024

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Independence Plus

This supplement updates certain information in the above referenced prospectus (the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A—Funds Available Under the Contract (“Appendix A”), including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

In the “Important Information You Should Consider About the Contract” section, the following changes are made:

•

In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.21% and the Lowest Annual Cost is $1,233. Additionally, the maximum fee for Investment Options is 0.83% and the Highest Annual Cost is $1,859.

In the “Fee Tables” section, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.21% and the maximum Annual Fund Expenses is 0.83%.
•	In the “Examples” section, the following replaces the most expensive expense examples:

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$6,516	$10,747	$14,985	$21,664

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,874	$5,802	$9,985	$21,664

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,233	$3,843	$6,660	$14,708

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,233	$3,843	$6,660	$14,708

The following table replaces similar table in its entirety in Appendix A:

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.23%	None	0.23%	25.80%	15.32%	11.67%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	15.94%	12.21%	8.92%
Domestic Small- Cap Equity	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.37%	None	0.37%	16.35%	9.57%	6.88%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.58%	None	0.58%	18.35%	8.68%	6.96%
International Equity	International Equities Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	17.25%	7.70%	3.95%
Hybrid (Equity and Fixed Income)	Asset Allocation Fund[2,3] Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.65%	None	0.65%	18.34%	8.27%	5.61%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	6.51%	1.70%	1.96%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs Asset Management, L.P.	0.18%	None	0.18%	5.05%	1.82%	1.19%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	4.21%	0.53%	1.27%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	5.98%	0.04%	0.65%

You should read the Fund prospectuses for more detailed information about the Funds. The Fund prospectuses may be obtained by vising our website at https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.